Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 351	$ 272
Provision for credit losses
Originations	11	9
Maturities	(24)	(11)
Changes in risk, parameters and exposures	56	48
Write-offs	(34)	(29)
Recoveries	7	5
Exchange rate and other	(5)	(5)
Balance at end of period	362	289
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	95	80
Provision for credit losses
Transfers to Stage 1	15	13
Transfers to Stage 2	(5)	(4)
Originations	11	9
Maturities	(5)	(6)
Changes in risk, parameters and exposures	(12)	(13)
Exchange rate and other	2	1
Balance at end of period	101	80
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	117	86
Provision for credit losses
Transfers to Stage 1	(15)	(13)
Transfers to Stage 2	5	4
Transfers to Stage 3	(5)	(3)
Maturities	(19)	(5)
Changes in risk, parameters and exposures	29	18
Exchange rate and other	1
Balance at end of period	113	87
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	139	106
Provision for credit losses
Transfers to Stage 3	5	3
Changes in risk, parameters and exposures	39	43
Write-offs	(34)	(29)
Recoveries	7	5
Exchange rate and other	(8)	(6)
Balance at end of period	$ 148	$ 122